General (Schedule Of Unaudited Pro Forma Condensed Results Of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General [Abstract]
Revenues	$ 894,649	$ 830,754
Net income	$ 69,966	$ 14,924
Basic net earnings per share	$ 1.15	$ 0.24
Diluted net earnings per share	$ 1.12	$ 0.23